Annual Total Returns- Vanguard Small-Cap Growth Index Fund (Investor) [BarChart] - Investor - Vanguard Small-Cap Growth Index Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.58%)	17.52%	37.98%	3.88%	(2.64%)	10.61%	21.78%	(5.80%)	32.60%	35.12%